UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 1,472.5	$ 1,192.5
Cost of goods sold	(621.4)	(544.4)
Gross profit	851.1	648.1
Selling, general and administrative expenses	(641.9)	(543.8)
Impairment losses	(0.3)	(1.3)
Other operating income	5.3	6.0
Operating profit	214.2	109.0
Interest expense	(22.0)	(68.3)
Foreign currency exchange gains/(losses), net & other finance costs	3.9	(14.0)
Loss on debt extinguishment	0.0	(14.3)
Interest income	1.5	2.7
Net finance cost	(16.6)	(93.9)
Income before tax	197.6	15.1
Income tax expense	(59.5)	(8.2)
Net income	138.1	6.9
Net income attributable to:
Equity holders of the Company	134.6	5.1
Non-controlling interests	$ 3.5	$ 1.8
Earnings per share
Basic earnings per share (in USD per share)	$ 0.24	$ 0.01
Diluted earnings per share (in USD per share)	$ 0.24	$ 0.01
Items that will not be reclassified to the statement of income
Remeasurement effects of postemployment benefit plans	$ 0.6	$ (3.9)
Income tax related to remeasurement effects	(0.2)	1.0
Items that subsequently may be reclassified to the statement of income
Translation differences	95.1	65.0
Cash flow hedges	(36.0)	21.4
Income tax related to cash flow hedges	7.3	(4.3)
Tax windfall on share-based payments	0.1	0.0
Other comprehensive income, net of tax	66.9	79.2
TOTAL COMPREHENSIVE INCOME	205.0	86.1
Total comprehensive income attributable to:
Equity holders of the Company	201.5	84.3
Non-controlling interests	$ 3.5	$ 1.8